Summary of Significant Accounting Policies- Schedule of Property and Equipment Estimated Useful Lives (Details)	Dec. 31, 2025
Machinery and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lifes	10 years
Machinery and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lifes	5 years
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lifes	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lifes	5 years
Office equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lifes	5 years
Office equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lifes	3 years
Renovation [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful lifes	5 years